Fresh Start Accounting - Enterprise value to reorganization value (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2017
Fresh-Start Adjustment [Line Items]
Enterprise Value		$ 2,075,000
Plus: Cash and cash equivalents (excludes funds held in professional fee escrow of $50.2 million)		401,910
Plus: Estimated fair value of the assets associated with the Zonda Arbitration		204,700
Plus: Current liabilities	$ 57,261	83,663
Plus: Non-current liabilities excluding long-term debt		29,266
Reorganization value of Successor’s assets to be allocated		2,794,539
Professional fee escrow		50,200
Predecessor
Fresh-Start Adjustment [Line Items]
Plus: Current liabilities		$ 182,994	$ 78,187